Intangible Assets	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6 – Intangible Assets

At May 31, 2022 and February 28, 2022, the company has the following amounts related to intangible assets:

	May 31, 2022	February 28, 2022
	(unaudited)
Licenses	$200,000	$200,000
Mobile applications	220,513	233,167
	420,513	433,167
Less: accumulated amortization	(271,156)	(266,190)
Impairment of intangible assets	(41,045)	(41,045)
Net intangible assets	$108,312	$125,932

No significant residual value is estimated for these intangible assets. Amortization expense for the three months ended May 31, 2022 and 2021 totaled $11,093 and $10,921, respectively.

Note 6 – Intangible Assets

At February 28, 2022 and February 28, 2021, the company has the following amounts related to intangible assets:

	February 28, 2022	February 28, 2021

Licenses	$200,000	$200,000
Mobile applications	233,167	221,489
	433,167	421,489
Less: accumulated amortization	(266,190)	(219,234)
Impairment of intangible assets	(41,045)	(41,045)
Net intangible assets	$125,932	$161,210

No significant residual value is estimated for these intangible assets. Amortization expense for the years ended February 28, 2022 and February 28, 2021 totaled $46,956 and $15,905, respectively.